0TYPE 13F-HR
PERIOD 06/30/11
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 11, 2011

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,161,286MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                               Com 013817101         6,636   418,425 SH    Sole             307,575       110,850
ABBOTT LABORATORIES                 Com 002824100         6,112   116,145 SH    Sole              86,575        29,570
AMERICAN ELECTRIC POWER             Com 025537101        20,410   541,670 SH    Sole             391,400       150,270
ALLSTATE CORPORATION                Com 020002101        19,125   626,425 SH    Sole             465,775       160,650
AVON PRODS INC                      Com 054303102         5,350   191,075 SH    Sole             142,175        48,900
BOEING                              Com 097023105        25,260   341,680 SH    Sole             251,500        90,180
BRISTOL-MYERS SQUIBB                Com 110122108        22,401   773,525 SH    Sole             569,225       204,300
BERKSHIRE HATHAWAY INC CL A         Com 084670108           232         2 SH    Sole                   2
COLGATE PALMOLIVE CO                Com 194162103         6,057    69,295 SH    Sole              51,575        17,720
CAPITAL ONE FINL CORP               Com 14040H105         4,732    91,575 SH    Sole              68,275        23,300
CONOCOPHILLIPS                      Com 20825C104        40,720   541,560 SH    Sole             402,650       138,910
CAMPBELL SOUP CO                    Com 134429109         5,474   158,435 SH    Sole             118,375        40,060
CVS CAREMARK CORP                   Com 126650100        37,134   988,125 SH    Sole             726,125       262,000
CHEVRON CORP                        Com 166764100        60,276   586,110 SH    Sole             433,290       152,820
DUPONT                              Com 263534109        39,994   739,938 SH    Sole             550,208       189,730
ENTERGY CORP                        Com 29364G103        18,771   274,910 SH    Sole             198,700        76,210
EXELON CORP                         Com 30161N101        20,073   468,565 SH    Sole             338,725       129,840
FREEPORT-MCMORAN COPPER&GOLD        Com 35671D857         7,811   147,650 SH    Sole             108,850        38,800
GENERAL DYNAMICS CORP               Com 369550108        15,831   212,435 SH    Sole             156,275        56,160
GENERAL ELECTRIC                    Com 369604103         5,555   294,550 SH    Sole             216,800        77,750
HOME DEPOT INC                      Com 437076102         5,555   153,370 SH    Sole             112,700        40,670
HEINZ                               Com 423074103        23,922   448,980 SH    Sole             329,900       119,080
HEWLETT PACKARD CO                  Com 428236103        19,183   527,015 SH    Sole             391,875       135,140
INTERNATIONAL BUSINESS MACHINES     Com 459200101        22,756   132,650 SH    Sole              98,670        33,980
INTEL CORP                          Com 458140100        56,767 2,561,710 SH    Sole           1,894,800       666,910
JOHNSON & JOHNSON                   Com 478160104        45,165   678,975 SH    Sole             499,485       179,490
KRAFT FOODS INC CL A                Com 50075N104        42,016 1,192,608 SH    Sole             876,404       316,204
COCA COLA CO                        Com 191216100         5,709    84,840 SH    Sole              63,050        21,790
LOCKHEED MARTIN CORP                Com 539830109         6,248    77,165 SH    Sole              56,825        20,340
LOWES COS INC                       Com 548661107         6,178   265,050 SH    Sole             196,950        68,100
MCDONALDS CORP                      Com 580135101        49,431   586,230 SH    Sole             435,400       150,830
MEDTRONIC INC                       Com 585055106        16,134   418,740 SH    Sole             311,400       107,340
METLIFE INC                         Com 59156R108         9,049   206,275 SH    Sole             153,375        52,900
ALTRIA GROUP INC                    Com 02209S103         8,424   318,970 SH    Sole             263,780        55,190
MERCK & CO. INC.                    Com 58933Y105        41,133 1,165,564 SH    Sole             857,614       307,950
NYSE EURONEXT                       Com 629491101        26,102   761,655 SH    Sole             569,275       192,380
PEPSICO INC                         Com 713448108         6,009    85,320 SH    Sole              63,450        21,870
PFIZER INC                          Com 717081103        31,713 1,539,444 SH    Sole           1,132,881       406,563
PROCTER & GAMBLE CO                 Com 742718109         5,488    86,330 SH    Sole              64,250        22,080
RAYTHEON CO                         Com 755111507        28,498   571,680 SH    Sole             428,000       143,680
SOUTHERN CO.                        Com 842587107        38,913   963,670 SH    Sole             705,600       258,070
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           326     2,470 SH    Sole               2,470
AT&T INC                            Com 00206R102        50,093 1,594,806 SH    Sole           1,182,891       411,915
TARGET CORP                         Com 87612E106        13,556   288,975 SH    Sole             214,775        74,200
TIME WARNER INC                     Com 887317303        10,008   275,180 SH    Sole             200,000        75,180
TEXAS INSTRS INC                    Com 882508104        33,265 1,013,245 SH    Sole             753,375       259,870
UNITEDHEALTH GROUP INC              Com 91324P102        72,901 1,413,365 SH    Sole           1,044,375       368,990
VERIZON COMMUNICATIONS              Com 92343V104        40,409 1,085,390 SH    Sole             806,990       278,400
WALGREEN CO                         Com 931422109        21,786   513,105 SH    Sole             381,625       131,480
WALMART STORES INC                  Com 931142103        34,991   658,475 SH    Sole             489,475       169,000
EXXON MOBIL CORP.                   Com 30231G102        21,603   265,460 SH    Sole             197,400        68,060

                                                   $1,161,286

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